Preferred and Common Shares and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Preferred and Common Shares and Additional Paid-in Capital

9.               Preferred and Common Shares and Additional Paid-in Capital:

Details of the Company’s preferred shares and common shares are discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.

During the six-month period ended June 30, 2025, the Company issued 1,240,267 common shares to the Company’s directors and employees in connection with its equity incentive plans discussed below and in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.

During the six months ended June 30, 2025, under the Share Repurchase Program, as described in the 2024 Annual Report, the Company repurchased 4,285,068 common shares in open market transactions at an average price of $16.08 per share for an aggregate consideration of $68,889, including commissions. All repurchased shares under the Share Repurchase Program were cancelled and removed from the Company’s share capital as of June 30, 2025, except for 70,000 common shares purchased for an aggregate consideration of $1,197, including commissions, which were later cancelled and removed from the Company’s share capital in July 2025, and are presented under “Treasury shares” in the unaudited consolidated balance sheet as of June 30, 2025.

Pursuant to its dividend policy, during the six-month period ended June 30, 2025, the Company declared and paid cash dividends of $16,081, or $0.14 per common share.